COMMITMENTS (Detail Textuals)	Mar. 07, 2018 CAD ($) Year Squarefoot
Commitments and Contingencies Disclosure [Abstract]
Area of Greenhouse | Squarefoot	450,000
Aggregated lease and maintenance payments | $	$ 61,975,680
Term for aggregated lease and maintenance payments | Year	20